FARMLAND LEASE PAYABLE	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 14. FARMLAND LEASE PAYABLE

The Company entered into a lease agreement with Duncha in June 2013, for a total consideration of $1,101,895 with the term of 30 years from 2013 to 2043. The Company paid $300,756 in 2013 and delayed the payment of the remaining balance because the farmland was affected by typhoon subsequently. The Company has been in negotiation with Duncha concerning the payment term of the remaining balance. It entered into an amendment in November 2018 to postpone the payment of the remaining balance to December 31, 2019.